Equity-settled share-based payments - Key Grant Date Fair Value and Other Assumptions (Details) - USD ($)	May 13, 2021	Apr. 01, 2021	May 12, 2020	Apr. 01, 2020	May 15, 2019	Apr. 01, 2019
Share-Based Payment Arrangements [Abstract]
Grant date, fair value (USD per share)	$ 8.09	$ 8.36	$ 7.45	$ 5.65	$ 7.20	$ 7.00
Possibility of ceasing employment before vesting (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%